Long-term debt and capital lease obligations - Accounts Receivable Facility, Other and Secured debt (Details) - EUR (€)	Jun. 30, 2019	Dec. 31, 2018
Long-term Debt and Capital Lease Obligations.
Current Portion of long term borrowings	€ 1,508,584,000	€ 1,106,519,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Maximum amount available		3,280,065,000
Balance outstanding		1,894,039,000
Accounts Receivable Facility
Long-term Debt and Capital Lease Obligations.
Maximum amount available	790,861,000	786,026,000
Balance outstanding	263,620,000	0
Letters of credit outstanding	€ 23,402,000	€ 23,259,000